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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)         [ ] is a restatement.
                                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg        Chicago, IL      January 26, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   17

Form 13F Information Table Value Total:   $  217,042
                                          (thousands)

List of Other Included Managers:          None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                         VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -----------------------
      NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
---------------------------  --------------  ---------  --------  --------- ---  ----  ----------  --------  ---------  ------  ----
AMCORE FINL INC              COMMON SHARES   023912108     2,257     69,100 SH         SOLE                     69,100
ASSOCIATED BANC CORP         COMMON SHARES   045487105     4,227    121,179 SH         SOLE                    121,179
BANK OF AMERICA CORPORATION  COMMON SHARES   060505104    35,803    670,594 SH         SOLE                    670,594
BANK NEW YORK INC            COMMON SHARES   064057102     3,937    100,000 SH         SOLE                    100,000
CITIGROUP INC                COMMON SHARES   172967101    12,533    225,000 SH         SOLE                    225,000
COMERICA INC                 COMMON SHARES   200340107    15,509    264,300 SH         SOLE                    264,300
COMPASS BANCSHARES INC       COMMON SHARES   20449H109     6,487    108,750 SH         SOLE                    108,750
FREMONT GEN CORP             COMMON SHARES   357288109    25,524  1,574,600 SH         SOLE                  1,574,600
JP MORGAN CHASE & CO         COMMON SHARES   46625H100    24,192    500,864 SH         SOLE                    500,864
MAF BANCORP INC              COMMON SHARES   55261R108     9,155    204,850 SH         SOLE                    204,850
MERRILL LYNCH & CO INC       COMMON SHARES   590188108    12,289    132,000 SH         SOLE                    132,000
MORGAN STANLEY               COMMON SHARES   617446448     6,677     82,000 SH         SOLE                     82,000
NATIONAL CITY CORP           COMMON SHARES   635405103     2,724     74,520 SH         SOLE                     74,520
REGIONS FINL CORP NEW        COMMON SHARES   7591EP100    19,267    515,154 SH         SOLE                    515,154
SUNTRUST BKS INC             COMMON SHARES   867914103     4,054     48,000 SH         SOLE                     48,000
U S BANCORP DEL              COMMON SHARES   902973304     9,730    268,870 SH         SOLE                    268,870
WACHOVIA CORP 2ND NEW        COMMON SHARES   929903102    22,677    398,191 SH         SOLE                    398,191